Share capital (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Oct. 22, 2024	Feb. 20, 2024
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, value of shares repurchased	$ 100,000
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount			$ 650,000
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares repurchased (in shares)		337,070
Share repurchase program, value of shares repurchased		$ 100,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%
February 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount				$ 500,000
October 2024 | Subsequent event
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount			$ 250,000